PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.4%
Municipal Bonds 94.4%
Alabama 2.9%
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000%(cc)	10/01/52	7,815	$7,728,865
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	2,895	2,773,089
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	5,000	5,162,426
Proj. No. 5, Series A-1 (Mandatory put date 10/01/26)	4.000(cc)	10/01/49	2,285	2,279,566
Rfdg. (Mandatory put date 12/01/31)	4.000(cc)	06/01/51	2,000	1,972,682
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	995,139
Jefferson Cnty. Swr. Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000	10/01/44	500	506,591
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250	10/01/48	500	507,991

Mobile Indl. Dev. Brd. Rev., Alabama Pwr. Co. Barry, Rmkt. (Mandatory put date 06/26/25)	1.000(cc)	06/01/34	1,000	952,853
Selma Indl. Dev. Brd. Rev., Int’l Paper Co. Proj., Series A, Rfdg. (Mandatory put date 06/16/25)	1.375(cc)	05/01/34	1,600	1,533,971
Southeast Alabama Gas Sply. Dist. Rev., Proj. No. 2, Series A (Mandatory put date 06/01/24)	4.000(cc)	06/01/49	1,365	1,363,947
Southeast Energy Auth. Cooperative Dist. Rev., Proj. No. 5, Series A (Mandatory put date 07/01/29)	5.250(cc)	01/01/54	2,500	2,614,603
				28,391,723
Alaska 0.9%
Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	3,000	2,714,397
Tanana Chiefs Conference Proj., Series A	5.000	10/01/26	2,385	2,462,344
Tanana Chiefs Conference Proj., Series A	5.000	10/01/31	1,555	1,649,648

Alaska Muni. Bond Bank Auth. Rev., Rfdg.	5.000	12/01/26	1,350	1,426,347
Northern Tob. Secur. Corp. Rev., Sr. Series A, Class 1, Rfdg.	5.000	06/01/29	1,000	1,078,665
				9,331,401
Arizona 2.7%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Series B	4.597(cc)	01/01/37	2,280	2,057,649

PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)
Arizona Indl. Dev. Auth. Rev.,
Phoenix Children’s Hosp. Proj., Series A, Rfdg.	5.000%	02/01/28	1,000	$1,078,144
Phoenix Children’s Hosp., Series A	5.000	02/01/29	650	712,090
Phoenix Children’s Hosp., Series A	5.000	02/01/30	300	333,169

Chandler Indl. Dev. Auth. Rev., Intel Corp., AMT (Mandatory put date 06/03/24)	5.000(cc)	06/01/49	1,035	1,038,551
Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth., Series A	5.000	01/01/41	1,140	1,185,853
Maricopa Cnty. Spl. Healthcare Dist., Series D, GO	5.000	07/01/28	850	930,072
Phoenix Civic Impvt. Corp. Rev.,
Jr. Lien, Series B, AMT	5.000	07/01/29	2,000	2,145,468
Jr. Lien, Series B, AMT	5.000	07/01/49	1,630	1,661,485
Series A, AMT	5.000	07/01/47	2,000	2,031,584
Sr. Lien, AMT	5.000	07/01/48	2,000	2,040,120
Salt River Proj. Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev.,
Forward Delivery Salt River Proj., Series A, Rfdg.	5.000	01/01/27	1,200	1,282,009
Salt River Proj., Series A	5.000	01/01/47	1,925	2,100,883
Salt River Proj., Series B	5.250	01/01/53	3,000	3,322,323
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,685	2,833,994
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	2,180	2,246,138
				26,999,532
Arkansas 0.3%
Fayetteville Sales & Use Tax Rev., Sales & Use Tax	2.875	11/01/32	3,000	2,999,295
California 3.1%
Anaheim Pub. Fing. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Series A, AGM	6.000	09/01/24	1,395	1,424,445
California Cmnty. Choice Fing. Auth. Rev., Sustainability Bond, Clean Energy Proj., Series G (Mandatory put date 04/01/30)(hh)	5.250(cc)	11/01/54	2,220	2,315,837
California Hlth. Facs. Fing. Auth. Rev., Stanford Healthcare, Series A	5.000	08/15/54	1,000	1,015,581
California Muni. Fin. Auth. Rev.,
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	1,000	1,059,455
Wste. Mgmt., Inc., Rmkt., Series A, AMT (Mandatory put date 12/02/24)	4.250(cc)	12/01/44	1,000	1,000,000

PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
California St.,
GO	5.000%	03/01/45	3,000	$3,048,456
GO, Rfdg.	4.000	09/01/26	3,000	3,101,202

Freddie Mac Multifamily Variable Rate Cert. Rev., FRETE 2023, Series 2023 ML-18, Class X-CA	1.507(cc)	09/25/37	29,820	3,064,767
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	1,300	1,393,235
Series A	5.500	11/15/37	1,000	1,113,022
Los Angeles Calif. Dept. Arpts. Rev.,
Sr. Series C, AMT	5.000	05/15/28	1,075	1,154,674
Sub. Los Angls. Int’l., Series A, AMT	5.250	05/15/48	1,000	1,043,610

Los Angeles California Dept. Arpts. Rev., Sub., Pvt. Activity, Series A, Rfdg., AMT	5.000	05/15/46	4,170	4,385,612
M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	2,000	2,477,850
Pittsburg Redev. Agcy., Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	3.248(t)	08/01/25	2,000	1,895,259
San Francisco City & Cnty. Arpt. Commn. Rev., 2nd Series A, Rfdg., AMT	5.250	05/01/33	1,000	1,002,691
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	800	810,531
				31,306,227
Colorado 6.0%
Colorado Hlth. Facs. Auth. Rev.,
Adventhealth Oblig. Grp., Series B, Rfdg. (Mandatory put date 11/15/30)	5.000(cc)	11/15/36	3,000	3,338,470
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/27	1,725	1,805,731
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/29	2,070	2,228,024
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/34	2,500	2,657,910
Commonspirit Hlth., Series B-1, Rfdg. (Mandatory put date 08/01/25)	5.000(cc)	08/01/49	2,490	2,518,423
Intermountain Healthcare, Series B, Rfdg. (Mandatory put date 08/17/26)	5.000(cc)	05/15/62	6,900	7,267,064
Intermountain Healthcare, Series C, Rfdg. (Mandatory put date 08/15/28)	5.000(cc)	05/15/62	3,100	3,349,880
SCL Hlth. Sys., Series B, Rfdg.	4.000	01/01/40	3,060	3,010,891

Colorado Springs Co. Util. Sys. Rev., Series A-4	5.000	11/15/43	3,080	3,264,194

PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)

Colorado St., COP	6.000%	12/15/39	4,000	$4,781,754
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.000	11/15/27	1,055	1,115,305
Series A, Rfdg., AMT	5.000	11/15/29	3,000	3,236,883
Series A, Rfdg., AMT	5.500	11/15/38	1,875	2,082,147
Series A, Rfdg., AMT	5.500	11/15/42	1,875	2,045,339
Series D, Rfdg., AMT	5.750	11/15/35	1,000	1,144,294
Sub. Series B, Rfdg., AMT	5.500	11/15/41	1,000	1,113,738
Sub. Series B, Rfdg., AMT	5.500	11/15/42	1,000	1,110,900
Sub. Sys., Series A, AMT	5.500	11/15/26	1,650	1,654,955
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,300	2,440,909
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,000	1,048,818
Sub. Sys., Series A, Rfdg., AMT	5.250	12/01/43	3,000	3,101,549
E-470 Pub. Hwy. Auth. Rev.,
Sr. Rev., Series A, Rfdg.	5.000	09/01/27	1,160	1,240,494
Sr. Rev., Series A, Rfdg.	5.000	09/01/28	1,275	1,387,375
Sr. Series B, NATL	3.238(t)	09/01/25	2,000	1,890,497
Regl. Trans. Dist. Rev.,
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/28	400	418,029
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/29	400	423,569
				59,677,142
Connecticut 1.3%
Connecticut St., Series B, GO, Rfdg.	5.000	05/15/25	2,120	2,182,306
Connecticut St. Hlth. & Ed. Facs. Auth. Rev.,
Rmkt., Series 2015-A, Rfdg. (Mandatory put date 07/12/24)	0.375(cc)	07/01/35	1,000	984,321
Yale Univ., Series A-2, Rfdg. (Mandatory put date 07/01/26)	2.000(cc)	07/01/42	2,310	2,171,589
Connecticut St. Spl. Tax Rev.,
Series B	5.000	10/01/37	1,440	1,532,768
Series B, Rfdg.	5.000	07/01/31	3,000	3,461,333
Trans. Infrast., Series A	5.000	01/01/38	2,195	2,312,799
				12,645,116

PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
District of Columbia 2.5%
Dist. of Columbia Rev.,
Dist. of Columbia Int’l. Sch.	5.000%	07/01/49	1,275	$1,277,377
Friendship Pub. Chart. Sch., Rfdg.	5.000	06/01/36	1,385	1,406,623
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,284,845
Series A, GO, Rfdg.	5.000	10/15/38	3,000	3,239,156
Series A, Rfdg.(hh)	5.000	10/01/34	1,200	1,417,250
Series C, Rfdg.	5.000	12/01/28	1,500	1,662,178

Dist. of Columbia Wtr. & Swr. Auth. Rev., Sub. Lien, Series A, Rfdg.	5.000	10/01/39	1,710	1,749,356
Metropolitan Washington D.C. Arpt. Auth. Dulles Toll Road Rev., Dulles Met. Rail, Series A, Rfdg.	5.000	10/01/44	2,000	2,065,675
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Forward Delivery, Series A, Rfdg., AMT	5.000	10/01/32	1,500	1,628,200
Rfdg., AMT	5.000	10/01/26	3,860	4,020,175
Series A, Rfdg. AMT	5.000	10/01/30	3,500	3,765,534
Series A, Rfdg., AMT	5.000	10/01/44	1,000	1,004,953
				24,521,322
Florida 6.4%
Brevard Cnty. Hlth. Facs. Auth. Rev., Hlth. First Oblig. Grp., Series A, Rfdg.	5.000	04/01/47	445	463,493
Broward Cnty. Arpt. Sys. Rev.,
Series A, AMT	5.000	10/01/45	3,000	3,012,194
Series B, Rfdg., AMT	5.000	10/01/27	3,000	3,143,898
Central Florida Expressway Auth. Rev.,
Sr. Lien, Rfdg.	4.000	07/01/41	2,000	1,964,872
Sr. Lien, Rfdg.	5.000	07/01/38	2,500	2,613,256
Sr. Lien, Series D	5.000	07/01/29	780	864,198

Cityplace CDD., Spl. Assmt., Rfdg.	5.000	05/01/26	770	788,137
Florida Dev. Fin. Corp. Rev.,
Mater Academy Proj., Series A	5.000	06/15/56	2,270	2,272,068
Nova Southeastern Univ. Proj., Series A, Rfdg.	5.000	04/01/26	555	574,014
Florida Higher Edl. Facs. Finl. Auth. Rev.,
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/25	1,250	1,273,607
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/28	1,420	1,471,228

Florida Insurance Assistance Interlocal Agcy., Inc. Rev., Series A, Rfdg.	5.000	09/01/24	3,000	3,030,400
Fort Lauderdale Wtr. & Swr. Rev., Enabling Wrks. Proj., Series A	5.500	09/01/53	2,500	2,810,660

PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000%	10/01/42	5,000	$5,120,217
Series A, AMT	5.000	10/01/28	1,500	1,602,509
Series A, AMT	5.000	10/01/54	1,500	1,521,236

Hillsborough Cnty. Avtn. Auth. Rev., Tampa Int’l. Arpt., Series E, AMT	5.000	10/01/48	4,500	4,564,990
Julington Creek Plantation CDD, Spl. Assmt., AGM	4.625	05/01/54	1,560	1,543,350
Lee Cnty. Arpt. Rev., Series A, Rfdg., AMT	5.000	10/01/28	3,000	3,173,914
Martin Cnty. Hlth. Facs. Auth. Rev., Cleveland Clinic Hlth. Sys. Oblig. Grp., Hosp. Revs, Series A, Rfdg.	4.000	01/01/46	2,105	2,027,199
Miami Beach Redev. Agcy., Tax Incr. Rev. City Ctr., Tax Alloc. Rfdg., AGM	5.000	02/01/44	1,500	1,504,518
Miami Dade Cnty. Wtr. & Swr. Sys. Rev., Sub. Series	5.000	10/01/27	2,215	2,373,923
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Series B, Rfdg.	5.000	10/01/26	2,275	2,376,211
Orlando Hlth., Inc., Series A, Rfdg.	5.000	10/01/33	1,510	1,571,449
Orlando Hlth., Inc., Series B, Rfdg.	5.000	10/01/44	1,000	1,018,954

Orlando Util. Commn. Rev., Series B (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	3,475	3,035,272
Palm Beach Cnty. Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	509,656
Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarasota Mem. Hosp.	5.000	07/01/28	1,160	1,234,683
South Miami Hlth. Facs. Auth., Inc. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,075	1,088,955
Village CDD No. 6,
Spl. Assmt., Rfdg.	4.000	05/01/27	295	299,955
Spl. Assmt., Rfdg.	4.000	05/01/28	310	312,868
Spl. Assmt., Rfdg.	4.000	05/01/29	325	327,259
Village CDD No. 13,
Spl. Assmt.	3.375	05/01/34	470	412,700
Spl. Assmt., 144A	2.625	05/01/30	2,425	2,101,081

Vlg. CDD No. 13, 2021 Spl. Assmt., Phase III	2.550	05/01/31	1,630	1,419,717
				63,422,641

PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia 4.0%
Atlanta Arpt. Passenger Facs. Charge Rev., Sub. Lien, Green Bond, Series E, AMT	5.250%	07/01/43	4,000	$4,313,096
Atlanta GA Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.000	07/01/28	3,000	3,214,682
Series B, Rfdg., AMT	5.000	07/01/29	830	895,780

Cobb Cnty. Kennestone Hosp. Auth. Rev., Anticip. Certs., Wellstar Hlth. Sys. Inc. Proj., Series A	4.000	04/01/52	4,990	4,616,001
Columbia Cnty. Hosp. Auth. Rev., Rev Anticipation CTFS, Wellstar Hlth. Sys. Inc. Proj., Series A	5.125	04/01/48	1,220	1,286,837
Fulton Cnty. Dev. Auth. Rev., Piedmont Healthcare Inc. Proj., Multimodal Bond, Series A	4.000	07/01/49	3,265	3,000,274
Georgia Ports Auth. Rev., Arpt. & Marina Imps.	5.250	07/01/43	2,500	2,801,190
Main Street Natural Gas, Inc. Rev.,
Series A (Mandatory put date 09/01/27)	4.000(cc)	07/01/52	2,150	2,137,838
Series B (Mandatory put date 12/01/24)	4.000(cc)	08/01/49	1,460	1,457,510
Series C (Mandatory put date 09/01/26)	4.000(cc)	03/01/50	5,000	5,011,129
Series C (Mandatory put date 12/01/28)	4.000(cc)	05/01/52	1,000	980,350
Sub. Series C (Mandatory put date 12/01/23)	4.000(cc)	08/01/48	3,240	3,240,000

Monroe Cnty. Dev. Auth. Rev., GA Pwr. Co. Plant Scherer Proj. No. 1	2.250	07/01/25	1,000	961,375
Muni. Elec. Auth. of Georgia Rev.,
Combined Cycle Proj., Series A, Rfdg.	4.000	11/01/24	2,050	2,056,564
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/26	1,425	1,466,129

Priv. Clgs. & Univs. Auth. Rev., Savannah Clg. of Art & Design Proj. (Pre-refunded date 04/01/24)(ee)	5.000	04/01/44	2,120	2,133,232
				39,571,987
Hawaii 0.4%
Hawaii St. Arpts. Sys. Rev.,
Series A, AMT	5.000	07/01/45	1,000	1,007,147
Series A, AMT	5.000	07/01/48	3,000	3,063,968
				4,071,115
Idaho 0.2%
Idaho Hsg. & Fin. Association Rev., Series A	5.250	08/15/48	2,000	2,213,278

PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois 10.3%
Chicago,
Chicago Works, Series A, GO	5.500%	01/01/41	1,000	$1,049,917
Series B-Exchange, GO, Rfdg.	4.000	01/01/28	1,855	1,879,566
Series C, GO, Rfdg.	5.000	01/01/24	340	340,309

Chicago Brd. of Ed. Rev., Spl. Tax	5.000	04/01/46	1,000	994,177
Chicago O’Hare Int’l. Arpt. Rev.,
Series A, Rfdg., AMT	5.000	01/01/33	1,310	1,321,933
Series B, Rfdg.	5.000	01/01/32	1,500	1,530,182
Sr. Lien, Series D	5.250	01/01/42	2,000	2,080,281

Chicago Trans. Auth. Rev., 2nd Lien	5.000	12/01/46	3,000	3,030,544
Chicago Wstewtr. Transmn. Rev.,
2nd Lien	5.000	01/01/39	2,550	2,553,302
2nd Lien Series C, Rmkt., Rfdg.	5.000	01/01/29	5	5,091
2nd Lien Series C, Rmkt., Rfdg. (Pre-refunded date 01/01/25)(ee)	5.000	01/01/29	350	357,344
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/31	2,450	2,494,582
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	2,000	2,021,895
2nd Lien, Series A	5.000	01/01/47	1,000	1,022,016
Chicago Wtrwks. Rev.,
2nd Lien, Rfdg.	5.000	11/01/36	2,390	2,450,502
2nd Lien, Series A-1	5.000	11/01/27	510	533,305
2nd Lien, Series A-1	5.000	11/01/30	1,495	1,554,794
Chicago, IL,
Series A, GO, Rfdg.	5.000	01/01/33	4,000	4,289,363
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,026,087

Cook Cnty. Sales Tax Rev., Series A, Rfdg.	5.250	11/15/45	2,000	2,167,586
Illinois Fin. Auth. Rev.,
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/26	1,500	1,575,489
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/28	1,110	1,209,280
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/29	2,000	2,210,689
Univ. of Chicago, Series A, Rfdg.	5.000	10/01/25	1,505	1,560,477
Illinois St.,
GO	5.000	02/01/24	1,195	1,197,505
GO	5.000	11/01/30	500	521,566
GO	5.000	04/01/31	1,000	1,004,465
GO	5.250	02/01/29	2,000	2,004,908
GO, Rfdg.	5.000	02/01/25	1,520	1,543,767
Series A, GO	5.000	11/01/25	1,500	1,540,217
Series A, GO	5.000	03/01/31	2,095	2,298,609

PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois St., (cont’d.)
Series A, GO	5.000%	12/01/39	2,500	$2,581,443
Series A, GO, Rfdg.	5.000	10/01/28	750	803,782
Series C, GO	5.000	11/01/29	1,100	1,159,266
Series D, GO	5.000	11/01/25	700	718,768
Series D, GO	5.000	11/01/27	2,815	2,979,075
Series D, GO, Rfdg.	5.000	07/01/24	1,225	1,234,110
Series D, GO, Rfdg.	5.000	07/01/36	1,225	1,338,860
Illinois St. Sales Tax Rev.,
Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/27	3,000	3,165,126
Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/28	1,650	1,763,709
Illinois St. Toll Hwy. Auth. Rev.,
Series A	5.000	01/01/38	3,125	3,125,083
Series C	5.000	01/01/39	2,000	2,032,168
Sr. Rev., Series C, Rfdg.	5.000	01/01/31	3,455	3,864,656
Sr. Series A	5.250	01/01/43	2,005	2,225,403
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev.,
McCormick Place Expansion, Series A, CABS, NATL	3.934(t)	12/15/34	10,000	6,503,898
McCormick Place Expansion, Series A, CABS, NATL	4.277(t)	06/15/37	7,500	4,228,665
Railsplitter Tob. Settlement Auth. Rev.,
Tob. Set. Funded (Pre-refunded date 06/01/26)(ee)	5.000	06/01/27	3,160	3,316,028
Tob. Set. Funded (Pre-refunded date 06/01/26)(ee)	5.000	06/01/28	1,100	1,156,484
Tob. Set. Funded, ETM(ee)	5.000	06/01/24	1,680	1,693,393

Regl. Trans. Auth. Rev., Series A	4.000	06/01/37	3,605	3,595,434
Sales Tax Secur. Corp. Rev.,
2nd Lien, Series A, Rfdg.	5.000	01/01/26	2,250	2,331,765
2nd Lien, Series A, Rfdg.	5.000	01/01/29	1,500	1,637,733
Sr. Series D	5.000	01/01/35	600	666,376
Sr. Series D	5.000	01/01/36	550	597,991

Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,000	966,885
				103,055,849
Indiana 1.4%
Indiana Fin. Auth. Rev.,
IN Univ. Hlth., Series A, Rfdg.	5.000	12/01/25	2,280	2,363,632
Indiana Univ. Hlth., Series B-1 (Mandatory put date 07/01/28)	5.000(cc)	10/01/62	4,000	4,300,435
Indianapolis Pwr. & Light. Co. Proj., Series B, Rfdg., AMT (Mandatory put date 04/01/26)	0.950(cc)	12/01/38	625	580,574

PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Indiana (cont’d.)

Indianapolis Local Pub. Impvt. Bond Bank Rev., City Moral Oblig., Sub. Series F-1, BAM(hh)	5.250%	03/01/67	4,000	$4,146,248
Whiting Rev., BP Products North America, Rfdg., AMT (Mandatory put date 06/05/26)	5.000(cc)	12/01/44	2,025	2,056,766
				13,447,655
Kansas 0.2%
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Series A	5.000	09/01/45	2,170	2,205,774
Kentucky 1.8%
Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series B (Mandatory put date 01/01/25)	4.000(cc)	01/01/49	3,465	3,439,596
Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	8,150	8,112,374
Series A-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	3,370	3,350,903

Owen Cnty. Wtrwks. Sys. Rev., American Wtr. Co., Series A, Rfdg. (Mandatory put date 10/01/29)	2.450(cc)	06/01/39	1,500	1,400,982
Trimble Cnty. Elec. Pwr. & Lt. Rev., Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg., AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	2,250	1,968,947
				18,272,802
Louisiana 0.6%
Louisiana Pub. Facs. Auth. Rev.,
Elementus Minerals LLC Proj. (Mandatory put date 11/01/25), 144A	5.000(cc)	10/01/43	2,500	2,539,550
Franciscan Mis., Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000	07/01/39	10	10,313
Franciscan Mis., Unrefunded, Rfdg.	5.000	07/01/39	1,990	2,008,827

Louisiana St. Hwy. Impt. Rev., Series A (Pre-refunded date 06/15/24)(ee)	5.000	06/15/34	1,250	1,262,677
				5,821,367

PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Maine 0.3%
Maine Hlth. & Higher Edl. Facs. Auth. Rev.,
Maine Hlth., Series A	5.000%	07/01/27	1,200	$1,262,980
Maine Hlth., Series A	5.000	07/01/28	1,140	1,215,315
				2,478,295
Massachusetts 0.6%
Comnwlth. Massachusetts Trans. Fd. Rev., Rail Enhancement Prog., Series B	5.000	06/01/49	3,000	3,239,646
Massachusetts Dev. Fin. Agcy. Rev., Beth Israel Lahey Hlth., Series M(hh)	5.000	07/01/32	2,500	2,806,460
Massachusetts St. Port Auth. Rev., Series A, Rfdg., AMT	5.000	07/01/27	320	336,860
				6,382,966
Michigan 2.4%
Michigan Fin. Auth. Rev.,
Beaumont-Spectrum Consolidation, Series A, Rfdg.	5.000	04/15/29	1,000	1,096,454
Local Govt. Loan Prog., Series F1, Rfdg.	4.000	10/01/24	1,250	1,246,016
Sr. Series A, Class 1, Rfdg.	5.000	06/01/30	2,000	2,189,657
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	3,750	4,110,460
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	3,500	3,617,722

Michigan St. Trunk Line Rev., Rebuilding MI Prog.	5.250	11/15/49	2,000	2,224,633
Michigan St. Univ. Rev.,
Series A, Rfdg.	5.000	02/15/24	3,500	3,513,365
Series A, Rfdg.	5.000	02/15/32	1,500	1,739,616
Series A, Rfdg.	5.000	08/15/39	2,000	2,256,497

Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series D, Rfdg., AMT	5.000	12/01/28	1,500	1,500,000
				23,494,420
Minnesota 0.6%
Dakota Cnty. Cmnty. Dev. Agcy. Rev., Ree Aster House Apts. Proj. Rmkt.	4.125	06/01/24	1,890	1,890,218
Minneapolis Rev., Allina Hlth. Sys., Series B (Mandatory put date 11/15/30)	5.000(cc)	11/15/53	1,000	1,085,787
Minneapolis St. Paul Metropolitan Arpt. Commn. Rev., Sub. Series B, Rfdg., AMT	5.000	01/01/33	2,325	2,530,603
				5,506,608

PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Mississippi 0.1%
Mississippi Bus. Fin. Corp. Rev., Poll. Ctrl., Rfdg.	3.200%	09/01/28	500	$486,753
Missouri 0.6%
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys.	5.000	01/01/44	3,500	3,503,143
BJC Hlth. Sys., Series A	5.000	05/01/30	2,000	2,250,042
				5,753,185
Nebraska 0.9%
Central Plns. Energy. Proj. Rev.,
Proj. No. 4 (Mandatory put date 01/01/24)	5.000(cc)	03/01/50	4,445	4,453,185
Proj. No. 4, Series A, Rfdg., (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	3,000	3,123,364

Douglas Cnty. Hosp. Auth. No. 2 Rev., Children’s Hosp. Oblig. Grp. (Mandatory put date 11/15/25)	5.000(cc)	11/15/53	1,270	1,299,754
				8,876,303
New Hampshire 0.2%
New Hampshire Bus. Fin. Auth. Rev., Univ. of Nevada Reno Proj., Series A, BAM	5.250	06/01/51	1,820	1,931,685
New Jersey 5.7%
New Jersey Econ. Dev. Auth. Rev.,
American Wtr. Co., Inc., Series A, Rfdg., AMT (Mandatory put date 12/03/29)	2.200(cc)	10/01/39	1,250	1,080,245
NJ American Wtr. Co., Inc. Proj., Series D, Rfdg., AMT (Mandatory put date 12/01/27)	1.100(cc)	11/01/29	625	538,244
Sch. Facs. Construction	5.000	06/15/29	1,500	1,647,619
Sch. Facs. Construction, Series PP, Rfdg.	5.000	06/15/26	2,100	2,121,182
New Jersey Healthcare Facs. Fing. Auth. Rev.,
Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,556,657
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/33	1,015	1,064,157
RWJ Univ. Hosp., Series A	5.500	07/01/43	1,000	1,001,249
New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Series A, Rfdg.	5.000	12/01/25	550	563,370
Sr. Series A, Rfdg.	5.000	12/01/26	700	726,834

New Jersey Hlthcare. Facs. Fing. Auth. Rev., RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/43	1,585	1,605,564

PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)

New Jersey St., Covid-19 Gov. Emergency Bonds, Series A, GO	5.000%	06/01/28	3,205	$3,489,223
New Jersey Tpke. Auth. Rev.,
Series A	5.000	01/01/28	1,505	1,521,444
Series A	5.000	01/01/48	2,155	2,252,478
Series A, Rfdg.	5.000	01/01/35	1,000	1,040,034
Series B	5.250	01/01/52	2,000	2,187,867
Series E, Rfdg.	5.000	01/01/32	4,110	4,439,262
New Jersey Trans. Tr. Fd. Auth. Rev.,
Series AA, Rfdg.	5.000	06/15/27	1,200	1,277,401
Trans. Prog. Notes, Rmkt., Series BB-1	5.000	06/15/33	1,300	1,408,353
Trans. Sys., Series A, Rfdg.	5.000	12/15/28	4,085	4,460,529
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,333,218
Trans. Sys., Series A, Rfdg.	5.250	06/15/41	2,000	2,222,423
Trans. Sys., Series A, Rfdg.	5.500	12/15/23	4,020	4,022,440
Trans. Sys., Series D, Rfdg.	5.000	12/15/24	2,555	2,603,004
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/25	2,345	2,397,240
Series A, Rfdg.	5.000	06/01/26	2,300	2,383,654
Series A, Rfdg.	5.000	06/01/27	530	556,554
Series A, Rfdg.	5.000	06/01/29	3,030	3,217,749
Series A, Rfdg.	5.000	06/01/31	1,650	1,744,537
Series A, Rfdg.	5.000	06/01/37	2,000	2,070,626
				56,533,157
New Mexico 0.4%
Farmington Rev.,
4 Corners Proj., Rmkt., Rfdg.	1.800	04/01/29	1,500	1,274,809
Pub. Svcs. Co. of San Juan, Series C, Rfdg. (Mandatory put date 06/01/24)	1.150(cc)	06/01/40	3,000	2,950,272
				4,225,081
New York 7.3%
Long Island Pwr. Auth. Rev.,
Notes	1.000	09/01/25	4,100	3,896,889
Series B, Rfdg. (Mandatory put date 09/01/26)	1.500(cc)	09/01/51	3,000	2,815,366
Series F, Rfdg.	5.000	09/01/33	3,125	3,720,619

Nassau Cnty. Local Econ. Assistance Corp. Rev., Roosevelt Children Academy Chart. Sch. Proj., Series A	5.000	07/01/55	1,000	979,956

PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
New York,
Fiscal 2015, Rmkt., Sub-Series F-4, GO (Mandatory put date 12/01/25)	5.000%(cc)	06/01/44	2,000	$2,056,784
Fiscal 2024, Series A, GO	5.000	08/01/33	1,450	1,715,999
Fiscal 2024, Series A, GO	5.000	08/01/51	2,000	2,147,990
Sub. Series F-1, GO, Rfdg.	5.000	08/01/28	2,000	2,202,411
New York City Muni. Wtr. Fin. Auth. Rev.,
2nd Gen Resolution, Sub-Series CC-1, Rfdg.	5.250	06/15/37	1,000	1,071,350
Sub. Series CC-2	5.000	06/15/28	2,330	2,487,969
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Sec., Sub. Series D-1	5.500	11/01/45	1,560	1,773,533
Future Tax Sec’d., Sub. Fiscal 2015, Series E-1	5.000	02/01/41	3,300	3,346,580
Sub. Series A-2	5.000	08/01/38	2,000	2,112,515

New York City Trans. Fin. Auth. Rev., Multi-Modal Bonds, Sub. Series B	5.500	05/01/47	3,500	4,011,203
New York Liberty Dev. Corp. Rev., Series 1WTC, Rfdg.	4.000	02/15/43	2,500	2,429,170
New York St. Dorm. Auth. Rev.,
Mem. Sloan Kettering, Series 1, Rfdg.	5.000	07/01/42	1,000	1,037,831
Series A	4.000	07/01/50	3,000	2,781,969
Series A, Rfdg.	5.000	03/15/33	2,000	2,363,365
Series A, Rfdg.	5.250	03/15/37	1,000	1,086,269
New York St. Urban Dev. Corp. Rev.,
St. Personal Income Tax Gen. Purp., Series A, Bidding Grp. 1	5.000	03/15/42	2,255	2,384,605
St. Personal Income Tax Gen. Purp., Series A, Bidding Grp. 2	5.000	03/15/43	3,090	3,259,934

New York State Thruway Auth. Rev., Green Bonds, Bidding Grp. 1, Series C	5.000	03/15/55	3,000	3,206,020
New York Trans. Dev. Corp. Rev.,
JFK Int’l. Arpt. Proj. Terminal 4, Series A, Rfdg., AMT	5.000	12/01/25	800	815,982
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	1,000	995,345
Laguardia Arpt., Term. C&D Redev., Proj., AMT	6.000	04/01/35	1,250	1,348,866
Sustainable Bond, JFK Int’l. Arpt. Terminal One Proj., AGM(hh)	5.500	06/30/43	2,000	2,109,900
Port Auth. of NY & NJ Rev.,
Series 223, Rfdg., AMT	5.000	07/15/28	1,500	1,595,901
Series 226, Rfdg., AMT	5.000	10/15/27	975	1,025,467

Rockland Cnty. Indl. Dev. Agcy. Rev., Rockland Gardens Proj. (Mandatory put date 05/01/25)	4.650(cc)	05/01/27	1,200	1,206,034

PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)

Triborough Bridge & Tunnel Auth. Rev., Series A-2, Rfdg. (Mandatory put date 05/15/28)	2.000%(cc)	05/15/45	2,000	$1,885,081
TSASC, Inc. Rev., Series A, Rfdg.	5.000	06/01/41	2,405	2,417,280
Utility Debt Secur. Auth. Rev.,
Restructuring Bonds, Series TE-1, Rfdg.	5.000	06/15/28	3,000	3,167,142
TE, Series 1, Rfdg.(hh)	5.000	06/15/31	3,000	3,357,716
				72,813,041
North Carolina 0.7%
Charlotte Arpt. Rev., Series B, Rfdg. AMT	5.000	07/01/30	1,125	1,221,145
Charlotte Mecklenburg Hosp. Auth. Rev., Atrium Hlth. Oblig. Grp., Series C (Mandatory put date 12/01/28)	5.000(cc)	01/15/50	1,100	1,192,227
North Carolina Tpke. Auth. Rev., BANS, ETM(ee)	5.000	02/01/24	4,500	4,512,637
				6,926,009
North Dakota 0.1%
Cass Cnty. Joint Wtr. Resource Dist., Series A, GO	0.480	05/01/24	1,000	984,415
Ohio 3.3%
Akron Bath Copley Joint Township Hosp. Dist. Rev., Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	5.000	11/15/28	460	484,949
Allen Cnty. Hosp. Facs. Rev., Bon Secours Mercy Hlth., Rfdg.	5.000	12/01/30	1,100	1,221,857
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/28	8,005	8,539,474
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/33	3,480	3,781,275

Franklin Cnty. Hosp. Facs. Rev., Ohio Hlth. Corp., Series A	4.000	05/15/47	4,960	4,692,851
Lancaster Port Auth. Rev., Series A, Rfdg. (Mandatory put date 02/01/25)	5.000(cc)	08/01/49	1,345	1,358,506
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	434,391
American Elec. Pwr. Co. Proj., Series C, Rfdg., AMT (Mandatory put date 10/01/24)	2.100(cc)	12/01/27	1,500	1,458,085

PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio (cont’d.)
Ohio Air Quality Dev. Auth. Rev., (cont’d.)
Ohio Vlly. Elec. Corp. Proj., Rmkt., Series B (Mandatory put date 11/01/24)	1.375%(cc)	02/01/26	750	$720,233

Ohio St., Common Sch. Series C, GO, Rfdg.	5.000	03/15/27	1,000	1,071,930
Ohio St. Rev., Cleveland Clnc. Hlth. Sys., Series A, Rfdg.	5.000	01/01/28	2,890	3,129,950
Ohio St. Univ. Rev., Multiyear Debt Issuance Prog. II, Series C	5.250	12/01/46	3,500	3,926,604
Ohio Wtr. Dev. Auth. Wtr. Pollution Control Loan Fd. Rev., Sustainable Bonds, Series C(hh)	5.000	12/01/33	2,000	2,389,371
				33,209,476
Oklahoma 0.5%
Oklahoma Tpke. Auth. Rev., Series A	5.000	01/01/42	3,000	3,069,254
Stillwater Util. Auth. Rev., Series A	5.000	10/01/39	1,865	1,897,304
				4,966,558
Pennsylvania 5.5%
Allegheny Cnty. Arpt. Auth. Rev., Series A, AMT	5.000	01/01/27	2,000	2,077,202
Bucks Cnty. Indl. Dev. Auth. Rev., Grand View Hosp. Proj.	5.000	07/01/25	350	346,586
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chart. Sch., Rfdg.	5.000	10/01/34	1,500	1,505,293
Comnwlth. Fing. Auth. Rev.,
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/25	2,825	2,891,889
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/28	2,280	2,440,588
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,170	1,243,467

Delaware Vlly. Regl. Fin. Auth. Rev., Series A, AMBAC	5.500	08/01/28	2,015	2,219,767
Geisinger Auth. Rev., Geisinger Hlth. Sys. Oblig. Grp., Rfdg. (Mandatory put date 02/15/27)	5.000(cc)	04/01/43	1,100	1,140,094
Gen. Auth. of Southcentral Pennsylvania Rev., Wellspan Hlth. Oblig. Grp., Series A, Rfdg. (Pre-refunded date 06/01/24)(ee)	5.000	06/01/44	3,000	3,028,166
Lehigh Cnty. Gen. Purp. Auth. Rev., Lehigh Vlly. Academy Regl. Chart. Sch.	4.000	06/01/57	1,445	1,176,635

PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)

Luzerne Cnty. Indl. Dev. Auth. Rev., Pennsylvania American, Rfdg., AMT (Mandatory put date 12/03/29)	2.450%(cc)	12/01/39	1,250	$1,150,851
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
The Penndot Major Bridges Package One Proj., P3 Proj., AGM, AMT	5.500	06/30/42	3,025	3,263,865
Wste. Mgmt., Inc. Proj., Series B, Rfdg., AMT (Mandatory put date 11/02/26)	1.100(cc)	06/01/31	1,250	1,149,964
Pennsylvania St. Univ. Rev.,
Series A	5.000	09/01/41	2,400	2,490,407
Univ. & Clg. Imps.	5.250	09/01/53	1,500	1,650,588
Pennsylvania Tpke. Commn. Rev.,
Series A	5.000	12/01/38	1,000	1,016,803
Series A	5.000	12/01/49	3,150	3,301,144
Series A-1, Rfdg.	5.000	12/01/40	1,635	1,647,065
Series A-1, Rfdg.	5.000	12/01/45	7,305	7,339,054
Series A-2, Rfdg.	5.000	12/01/28	870	940,563
Sub. Series A-1	5.000	12/01/25	1,425	1,480,190
Sub. Series B, Rfdg.	5.000	06/01/29	1,985	2,084,413
Sub. Series B-1	5.250	06/01/47	2,000	2,074,671

Philadelphia Auth. for Indl. Dev. Rev., Children’s Hosp. Proj., Rfdg.	4.000	07/01/37	1,075	1,094,839
Philadelphia Gas Wks. Co. Rev.,
16th Series A, AGM	5.000	08/01/28	625	677,478
16th Series A, AGM	5.000	08/01/29	1,000	1,099,483
Univ. of Pittsburgh Comnwlth. Sys. of Higher Ed. Rev.,
Rfdg.	4.000	04/15/26	2,395	2,443,082
Univ. Capital Proj. Bonds, Series A	5.000	02/15/34	1,500	1,798,786
				54,772,933
Puerto Rico 2.0%
Puerto Rico Comnwlth., Restructured, Series A, GO, CABS	3.873(t)	07/01/24	5,934	5,802,633
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1	4.500	07/01/34	848	844,833
Restructured, Series A-1	4.750	07/01/53	4,413	4,190,314
Restructured, Series A-1, CABS	4.104(t)	07/01/33	1,890	1,280,305
Series A-1, CABS	3.431(t)	07/01/24	2,806	2,750,691
Series A-1, CABS	3.924(t)	07/01/27	6,342	5,517,042
				20,385,818

PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Rhode Island 0.9%
Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev., Clg. & Univ. Rev.	5.250%	08/15/43	3,965	$4,202,609
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/24	680	684,850
Series A, Rfdg.	5.000	06/01/40	4,350	4,379,166
				9,266,625
South Carolina 1.5%
Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	2,500	2,653,661
Series B-1, Rfdg. (Mandatory put date 03/01/31)	5.250(cc)	02/01/54	2,250	2,386,272

South Carolina Ports Auth. Rev., AMT	4.000	07/01/45	1,000	918,032
South Carolina Pub. Svc. Auth. Rev.,
Santee Cooper, Series A, Rfdg. (Pre-refunded date 12/01/23)(ee)	5.750	12/01/43	3,000	3,000,000
Series A, Rfdg.	5.000	12/01/29	1,300	1,325,787
Series A, Rfdg.	5.000	12/01/32	4,595	4,983,320
				15,267,072
Tennessee 2.7%
Memphis Shelby Cnty. Arpt. Auth. Rev., Series A, AMT	5.000	07/01/25	830	845,791
Metropolitan Govt. Nashville & Davidson Cnty. Sports Auth. Rev., Stadium Proj., Sr. Lien, Series A, AGM	5.250	07/01/56	4,000	4,311,780
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	770	800,546
Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	5,930	5,837,477
Series A (Mandatory put date 10/01/24)	5.000(cc)	02/01/50	3,000	3,017,577
Tennessee Energy Acq. Corp. Gas Rev.,
Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	9,750	9,686,577
Series A	5.250	09/01/26	2,605	2,662,384
				27,162,132
Texas 8.6%
Arlington Higher Edu. Fin. Corp. Rev., Trinity Basin Preparatory, Inc., PSFG	5.000	08/15/48	1,000	1,060,353

PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Arlington Hsg. Fin. Corp. Rev., 6900 Matlok Road (Mandatory put date 04/01/27)	4.500%(cc)	04/01/41	2,500	$2,545,831
Bexar Cnty. Hsg. Fin. Corp. Rev., Pavilion at Culebra Apts. (Mandatory put date 03/01/26)	4.050(cc)	03/01/28	2,500	2,525,268
Central Texas Regl. Mobility Auth. Rev.,
BANS, Sub. Series F	5.000	01/01/25	2,000	2,015,707
Series C	5.000	01/01/27	800	816,754
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/40	1,395	1,437,717
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/45	1,000	1,030,442
Sr. Lien, Series D, Rfdg.	5.000	01/01/29	1,085	1,177,060
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	6.000	08/15/43	1,000	1,001,680
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,009,919

Dallas Hotel Occupancy Tax Rev., Rfdg.	4.000	08/15/28	1,010	1,025,357
Dallas Independent Sch. Dist., GO, Rfdg., PSFG	5.000	02/15/48	3,000	3,226,340
Dallas-Fort Worth Int’l. Arpt. Rev.,
Series A, Rfdg.	5.000	11/01/26	1,375	1,455,624
Series B, Rfdg.	5.000	11/01/26	1,475	1,561,495

EP Tuscany Zaragosa PFC Rev., Home Essential Function Hsg. Prog. Tuscany Mesa Hills Proj.(hh)	4.000	12/01/33	1,500	1,459,620
Galveston Wharves & Term. Rev., Wharves & Terminal, 1st Lien, AMT	6.000	08/01/43	750	829,115
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Med. Facs. Mtg., Baylor Clg. of Medicine, Series A, Rfdg. (Mandatory put date 07/01/24)	4.447(cc)	11/15/46	2,000	1,999,882
Mem. Hermann Hlth. Sys., Series C-3, Rfdg. (Mandatory put date 12/01/26)	5.000(cc)	06/01/32	2,380	2,479,513
Texas Children’s Hosp., Series B, Rfdg. (Mandatory put date 10/01/24)	5.000(cc)	10/01/41	1,285	1,303,619
Harris Cnty. Toll Road Auth. Rev.,
1st Lien, Series A, Rfdg.	5.000	08/15/29	1,710	1,915,853
Series A, Rfdg.	5.000	08/15/35	2,000	2,332,573
Sr. Lien, Series A, Rfdg.	5.000	08/15/43	5,040	5,249,586

Houston Arpt. Sys. Rev., Sub. Lien, Series A, Rfdg., AGM, AMT	5.250	07/01/48	3,000	3,182,259
Houston Combined Util. Sys. Rev., Comb. 1st Lien, Series D, Rfdg.	5.000	11/15/34	3,000	3,021,445

PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Hutto Independent Sch. Dist.,
GO, PSFG	5.000%	08/01/24	1,000	$1,011,103
GO, PSFG	5.000	08/01/48	1,000	1,082,775

Lakeside Place PFC Rev., Brookside Gardens Apartments (Mandatory put date 11/01/25)	4.150(cc)	11/01/26	3,500	3,547,213
Lamar Consolidated Independent Sch. Dist., Series A, GO, PSFG	5.000	02/15/58	2,000	2,142,860
Lower Colorado River Auth. Rev.,
LCRA Transmn. Svcs. Corp. Proj., Rfdg.	5.000	05/15/27	2,000	2,135,220
LCRA Transmn. Svcs. Corp. Proj., Series A, Rfdg.	6.000	05/15/52	1,500	1,700,062
Series B, Rfdg., AGM	5.000	05/15/28	1,130	1,229,154
North Texas Twy. Auth. Rev.,
1st Tier Bonds, Series A, Rfdg.	5.000	01/01/25	1,925	1,965,015
1st Tier, Series A, Rfdg.	5.000	01/01/28	1,180	1,229,413
2nd Tier, Rfdg.	5.000	01/01/48	1,250	1,287,782
2nd Tier, Series B, Rfdg.	5.000	01/01/27	1,640	1,742,963
2nd Tier, Series B, Rfdg.	5.000	01/01/28	1,495	1,619,444
Series A, Rfdg.	5.000	01/01/30	1,765	1,842,526
Series B, Rfdg.	5.000	01/01/45	2,000	2,022,335

Northwest Independent Sch. Dist., GO, PSFG	5.000	02/15/48	1,500	1,609,116
Permanent Univ. Fd. Univ. of Texas Sys. Rev., Series A, Rfdg.	5.000	07/01/40	3,000	3,367,251
Tarrant Cnty. Cultrl. Edu. Facs. Fin. Corp. Rev., Christus Hlth. Series A (Mandatory put date 07/01/32)	5.000(cc)	07/01/53	3,000	3,308,757
Texas Natural Gas Securitization Fin. Corp. Rev., Txbl. Customer Rate Relief Bonds, Tranche A-1	5.102	04/01/35	3,000	2,990,416
Texas Priv. Activity Bond Surface Trans. Corp. Rev., Bond Surface Trans. Corp., Sr. Lien, Rfdg. AMT	5.500	06/30/40	1,900	2,026,707
Texas St., Mobility Fund, Series B, GO, Rfdg.	5.000	10/01/36	1,870	1,914,772
				85,437,896
Utah 1.4%
Intermountain Pwr. Agcy. Rev., Series A	5.250	07/01/45	2,500	2,788,361
Salt Lake City Arpt. Rev., Series A, AMT	5.500	07/01/53	875	943,557
Salt Lake City Corp. Arpt. Rev.,
Series A, AMT	5.000	07/01/28	2,070	2,194,758

PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Utah (cont’d.)
Salt Lake City Corp. Arpt. Rev., (cont’d.)
Series A, AMT	5.250%	07/01/48	2,000	$2,059,210

Utah Cnty. Rev., IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	2,305	2,442,314
Utah Telecommunication Open Infrast. Agcy. Rev., Rfdg.	5.500	06/01/40	3,485	3,929,697
				14,357,897
Virginia 0.2%
Virginia Small Bus. Fing. Auth. Rev., Sr. Lien Elizabeth River Crossing Opco, LLC Proj. Rfdg.	4.000	01/01/30	1,750	1,717,524
Wise Cnty. Indl. Dev. Auth. Rev., VA Elec. & Pwr. Co., Rmkt., Series A (Mandatory put date 05/31/24)	1.200(cc)	11/01/40	750	739,935
				2,457,459
Washington 2.1%
King Cnty., Series A, GO	5.000	01/01/28	1,000	1,090,740
Port of Seattle Rev.,
Intermediate Lien Priv. Activ., Series C, Rfdg., AMT	5.000	08/01/46	3,975	4,094,545
Series A, AMT	5.000	05/01/43	1,675	1,688,678

Washington Econ. Dev. Fin. Auth. Rev., Green Bond, Mura Cascade ELP LLC Proj. Rfdg., AMT (Mandatory put date 12/08/23), 144A	3.900(cc)	12/01/42	2,000	2,000,079
Washington Healthcare Facs. Auth. Rev., Multicare Hlth. Sys., Series B, Rfdg.	5.000	08/15/26	670	681,594
Washington Hlthcare. Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	2,687,483
Washington St.,
Series 2020A, GO	5.000	08/01/42	3,000	3,223,166
Var. Purp., Series A, GO	5.000	08/01/42	2,000	2,124,692

Washington St. Hsg. Fin. Commn. Rev., Sustainable Cert., Series 2023-1, Class X	1.492(cc)	04/20/37	32,801	3,595,858
				21,186,835
West Virginia 0.2%
West Virginia Parkways Auth. Rev., Sr. Turnpike Toll Rev.	5.000	06/01/39	1,750	1,846,699

PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin 0.6%
Pub. Fin. Auth. Rev., Providence St. Joseph Hlth., Series C, Rfdg. (Mandatory put date 10/01/30)	4.000%(cc)	10/01/41	1,500	$1,518,112
Wisconsin Dept. of Trans. Rev., Series 1, Rfdg.(hh)	5.000	07/01/29	3,000	3,254,414
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000	11/15/43	1,000	984,345
				5,756,871

Total Municipal Bonds (cost $950,117,593)				940,420,415

	Shares
Unaffiliated Exchange-Traded Fund 2.0%
iShares National Muni Bond ETF (cost $19,660,713)	187,690	19,992,739

Total Long-Term Investments (cost $969,778,306)				960,413,154

Short-Term Investment 4.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $42,218,221)(wb)		42,218,221	42,218,221

TOTAL INVESTMENTS 100.6% (cost $1,011,996,527)				1,002,631,375
Liabilities in excess of other assets(z) (0.6)%				(6,383,813)

Net Assets 100.0%				$996,247,562

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CA—Credit Agricole Securities Inc.
CABS—Capital Appreciation Bonds
CDD—Community Development District

PGIM National Muni Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
COP—Certificates of Participation
ETF—Exchange-Traded Fund
ETM—Escrowed to Maturity
GO—General Obligation
NATL—National Public Finance Guarantee Corp.
PSFG—Permanent School Fund Guarantee
Rfdg—Refunding
TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at November 30, 2023.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
33	5 Year U.S. Treasury Notes	Mar. 2024	$3,526,101	$(22,722)
135	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	16,605,000	(220,636)
				$(243,358)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).